Aristotle/Saul Global Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Austria - 1.3%
Erste Group Bank AG	14,500	$686,993

Canada - 5.1%
Brookfield Corp.	24,600	1,023,165
Cameco Corp.	35,400	1,741,730
		2,764,895

France - 6.8%
Cie Generale des Etablissements Michelin SCA	29,600	1,144,692
LVMH Moet Hennessy Louis Vuitton SE	1,400	1,069,922
TotalEnergies SE	22,200	1,481,902
		3,696,516

Germany - 8.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	3,200	1,600,428
Nemetschek SE	13,800	1,357,462
Rational AG	1,000	832,664
Symrise AG	5,500	673,253
		4,463,807

Hong Kong - 1.2%
AIA Group Ltd.	98,800	670,555

Ireland - 1.4%
Medtronic PLC	9,300	732,003

Japan - 10.9%
FANUC Corp.	23,800	652,211
Mitsubishi UFJ Financial Group, Inc.	72,700	781,269
MonotaRO Co. Ltd.	94,200	1,107,168
NIDEC CORP	9,700	433,181
Otsuka Holdings Co. Ltd.	25,000	1,051,961
Pan Pacific International Holdings Corp.	29,700	694,827
Sony Group Corp.	14,000	1,186,898
		5,907,515

Netherlands - 1.3%
Heineken NV	7,100	686,619

Singapore - 2.3%
DBS Group Holdings Ltd.	47,120	1,243,676

Sweden - 1.3%
Assa Abloy AB - Class B	25,100	709,497

Switzerland - 3.7%
Alcon, Inc.	13,100	1,169,661
DSM-Firmenich AG	7,200	814,265
		1,983,926

United Kingdom - 3.4%
GSK PLC	42,800	827,509
Rentokil Initial PLC	170,700	995,182
		1,822,691

United States - 46.8%(b)
Adobe, Inc.(c)	3,000	1,666,620
Amgen, Inc.	4,900	1,531,005
Coca-Cola Co.	16,600	1,056,590
Danaher Corp.	4,700	1,174,295
Dolby Laboratories, Inc. - Class A	12,200	966,606
FirstCash Holdings, Inc.	11,900	1,248,072
FMC Corp.	10,300	592,765
General Dynamics Corp.	3,700	1,073,518
Honeywell International, Inc.	4,100	875,514
Jazz Pharmaceuticals PLC(c)	7,700	821,821
Lennar Corp. - Class A	15,900	2,382,933
Martin Marietta Materials, Inc.	3,500	1,896,300
Microchip Technology, Inc.	17,500	1,601,250
Microsoft Corp.	6,400	2,860,480
Norwegian Cruise Line Holdings Ltd.(c)	29,800	559,942
Oshkosh Corp.	11,100	1,201,020
PayPal Holdings, Inc.(c)	6,900	400,407
Procter & Gamble Co.	5,500	907,060
QUALCOMM, Inc.	7,300	1,454,014
RPM International, Inc.	9,800	1,055,264
		25,325,476
TOTAL COMMON STOCKS (Cost $32,855,838)		50,694,169

PREFERRED STOCKS - 2.5%	Shares	Value
South Korea - 2.5%
Samsung Electronics Co. Ltd., 0.00%,	29,400	1,358,402
TOTAL PREFERRED STOCKS (Cost $527,273)		1,358,402

TOTAL INVESTMENTS - 96.2% (Cost $33,383,111)		$52,052,571
Other Assets in Excess of Liabilities - 3.8%		2,072,655
TOTAL NET ASSETS - 100.0%		$54,125,226

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Security considered restricted. The total market value of these securities was $1,600,428 which represented 3.0% of net assets as of June 30, 2024.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Non-income producing security.

Sector Classification as of June 30, 2024
(% of Net Assets)

Information Technology	$11,264,834	20.9%
Industrials	7,879,955	14.6
Financials	7,654,565	14.1
Health Care	7,308,255	13.5
Consumer Discretionary	7,039,214	13.0
Materials	5,031,847	9.2
Energy	3,223,632	5.9
Consumer Staples	2,650,269	5.0
Other Assets in Excess of Liabilities	2,072,655	3.8
	54,125,226	100.0%